Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Abstract]
Balance beginning	$ 617,272	$ 640,184
Acquisition of subsidiaries	43,394	94,851
Classifications	(18)	1,105
Foreign currency translation adjustments	(19,793)	25,954
Balance ending	$ 640,855	$ 617,272